Supplement to the
Fidelity's New York Municipal Money Market Funds
March 31, 2007
Prospectus

Effective April 1, 2007, the Board of Trustees of Fidelity® New York AMT Tax-Free Money Market Fund has approved changes to the fund's expense structure. Under the new arrangements, management fees have been reduced to 0.20% and total operating expenses are contractually limited to 0.35% (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses). This expense limit may not be increased without approval of Fidelity New York AMT Tax-Free Money Market Fund's shareholders and Board of Trustees. The expense limit will not apply to any new class of Fidelity New York AMT Tax-Free Money Market Fund that may be created in the future.

Effective on or about April 17, 2007, Fidelity New York AMT Tax-Free Money Market Fund will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces similar information for New York AMT Tax-Free Money Market Fund found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

NYS-08-02 March 1, 2008
1.475779.128

Effective April 1, 2007, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary"section on page 6.

Annual operating expenses (paid from fund assets)

NY Municipal Money Market	Management fee	0.37%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual fund operating expensesA	0.51%
NY AMT Tax-Free Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual fund operating expenses	0.30%

A Effective October 25, 2001, FMR has voluntarily agreed to reimburse New York Municipal Money Market to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its respective average net assets, exceed 0.54%. This arrangement may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

NY Municipal Money Market	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
NY AMT Tax-Free Money Market	1 year	$ 31
	3 years	$ 97
	5 years	$ 169
	10 years	$ 381

The following information replaces similar information for New York Municipal Money Market Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information for New York AMT Tax-Free Money Market Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income tax under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces the second paragraph found under the "Valuing Shares" section on page 11.

Even if the NYSE is closed, each fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for each fund's portfolio instruments are open, and each fund's management believes there is an adequate market to meet purchase and redemption requests.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Management" section on page 23.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

New York AMT Tax-Free Money Market's annual management fee rate is 0.20% of its average net assets. Prior to April 1, 2007, New York AMT Tax-Free Money Market's annual management fee rate was 0.43% of its average net assets.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® New York AMT Tax-Free Money Market Fund
Institutional Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section beginning on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

NYO-08-02 March 1, 2008
1.857356.102

Supplement to the
Fidelity® New York AMT Tax-Free Money Market Fund
Service Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 7.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section beginning on page 9.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

NYAS-08-02 March 1, 2008
1.857357.102